Pensions and Other Postretirement Benefits (Details) (USD $) In Thousands	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Defined Benefit Pension Plans [Member]
Net periodic benefit cost
Service cost	$ 7,504	$ 5,755	$ 5,871
Interest cost	25,491	24,788	26,263
Expected return on plan assets	(26,848)	(22,894)	(29,905)
Amortization of prior service cost (credit)	1,146	1,362	1,295
Amortization of net actuarial loss (gain)	10,294	6,291	1,360
Settlement loss	0	0	9,908
Curtailment	4,095	0	0
Termination benefit cost	8,395	0	0
Net periodic benefit cost	30,077	15,302	14,792
Other Postretirement Benefits [Member]
Net periodic benefit cost
Service cost	1,620	1,525	1,892
Interest cost	2,775	2,607	2,540
Expected return on plan assets	0	0	0
Amortization of prior service cost (credit)	(489)	(489)	(489)
Amortization of net actuarial loss (gain)	(536)	(1,043)	(730)
Settlement loss	0	0	0
Curtailment	0	0	0
Termination benefit cost	2,413	0	0
Net periodic benefit cost	$ 5,783	$ 2,600	$ 3,213